RELATED PARTY TRANSACTIONS - Transactions with Cedarwalk in Connection with the Business Combination (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2022
Related Party Transaction [Line Items]
Net revenue	$ 92,373	$ 92,373	$ 73,760	$ 273,868	$ 218,138
Cost of goods sold	60,657			82,124	76,561
Net product sales
Related Party Transaction [Line Items]
Net revenue	$ 90,385	$ 90,385	$ 70,729	269,369	213,116
Related Party
Related Party Transaction [Line Items]
Accounts receivable, net				792	1,101
Cedarwalk | Waldencast plc | Related Party | Class A Ordinary Shares | Obagi China Business
Related Party Transaction [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)						24.50%
Obagi China Business | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net				800	1,100
Transition services, initial term		12 months
Transition services, optional extension term		12 months
Obagi China Business | Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue		$ 17,000		2,800	5,600
Cost of goods sold		5,100		800	1,700
Obagi China Business | Related Party | Net product sales
Related Party Transaction [Line Items]
Net revenue		$ 200		$ 100	$ 300